AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks - 90.6%
Communication Services - 0.8%
AlphaPolis Co., Ltd. (Japan)	18,000	$129,883
Reading International, Inc., Class A (United States)*	75,000	84,750

Total Communication Services		214,633
Consumer Discretionary - 9.5%
America's Car-Mart, Inc. (United States)*,1	30,000	381,900
Gold.com, Inc. (United States)	5,000	200,400
Legacy Housing Corp. (United States)*,1	55,675	1,137,440
Texhong International Group, Ltd. (Hong Kong)	1,075,000	800,643

Total Consumer Discretionary		2,520,383
Consumer Staples - 8.5%
Delfi, Ltd. (Singapore)	650,000	479,018
Hilton Food Group PLC (United Kingdom)	28,000	189,381
Italian Wine Brands S.p.A. (Italy)	60,000	1,297,796
Naked Wines PLC (United Kingdom)*	200,000	199,069
NeoPharm Co., Ltd. (South Korea)	9,000	102,205

Total Consumer Staples		2,267,469
Energy - 22.7%
Amplify Energy Corp. (United States)*	45,000	280,800
Arrow Exploration Corp. (Canada)*	7,000,000	1,992,018
Hemisphere Energy Corp. (Canada)	170,000	342,175
Horizon Oil, Ltd. (Australia)	4,750,000	917,634
Mi Chang Oil Industrial Co., Ltd. (South Korea)	4,105	299,369
Pardee Resources Co. (United States)	800	240,000
Total Energy Services, Inc. (Canada)	100,000	1,631,802
Unit Corp. (United States)	9,000	310,950

Total Energy		6,014,748
Financials - 8.4%
Omni Bridgeway, Ltd. (Australia)*	2,040,000	2,216,809
Health Care - 9.6%
Ion Beam Applications (Belgium)[1]	60,000	910,634
Koa Shoji Holdings Co., Ltd. (Japan)	70,000	368,283
Medical Facilities Corp. (Canada)	105,000	1,259,004

Total Health Care		2,537,921
Industrials - 27.9%
Boustead Singapore, Ltd. (Singapore)	110,000	159,999
BRCK Group PLC (United Kingdom)	1,750,000	1,189,665
Cie de L'Odet SE (France)	550	829,077
Fila S.p.A. (Italy)[1]	105,000	1,123,175
Hargreaves Services PLC (United Kingdom)[1]	84,395	826,619
Komelon Corp. (South Korea)	18,000	245,598
	Shares	Value

Macfarlane Group PLC (United Kingdom)	1,050,000	$924,899
Maezawa Industries, Inc. (Japan)	22,000	275,743
Mitani Corp. (Japan)	13,500	196,657
Sam Yung Trading Co., Ltd. (South Korea)	58,588	724,292
U-Haul Holding Co., Non-Voting Shares (United States)	20,000	893,400

Total Industrials		7,389,124
Information Technology - 0.6%
Bixolon Co., Ltd. (South Korea)	32,000	151,888
Materials - 2.0%
Master Drilling Group, Ltd. (South Africa)	160,000	170,958
Okamoto Industries, Inc. (Japan)	6,000	227,361
SK Kaken Co., Ltd. (Japan)	2,000	128,862

Total Materials		527,181
Utilities - 0.6%
Maxim Power Corp. (Canada)*,1	50,500	157,915

Total Common Stocks (Cost $18,408,625)		23,998,071
Preferred Stock - 1.5%
Information Technology - 1.5%
Samsung Electronics Co., Ltd., 0.93% (South Korea)	5,000	403,618

Total Preferred Stock (Cost $72,246)		403,618

	Principal Amount
Short-Term Investments - 7.6%
Joint Repurchase Agreements - 0.2%[2]
Citadel Securities LLC, dated 03/31/26, due 04/01/26, 3.730% total to be received $39,004 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 04/15/26 - 02/15/56, totaling $39,784)	$39,000	39,000
National Bank Financial, Inc., dated 03/31/26, due 04/01/26, 3.710% total to be received $3,406 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/01/26, totaling $3,474)	3,406	3,406

Total Joint Repurchase Agreements		42,406

	Shares
Other Investment Companies - 7.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[3]	1,967,585	1,967,585

Total Short-Term Investments (Cost $2,009,991)		2,009,991
Total Investments - 99.7% (Cost $20,490,862)		26,411,680

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - 0.3%	$70,312
Net Assets - 100.0%	$26,481,992

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,244,804 or 8.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$1,720,019	$5,669,105	—	$7,389,124
Energy	6,014,748	—	—	6,014,748
Health Care	1,259,004	1,278,917	—	2,537,921
Consumer Discretionary	2,520,383	—	—	2,520,383
Consumer Staples	388,450	1,879,019	—	2,267,469
Financials	2,216,809	—	—	2,216,809
Materials	—	527,181	—	527,181
Communication Services	84,750	129,883	—	214,633
Utilities	157,915	—	—	157,915
Information Technology	151,888	—	—	151,888
Preferred Stock†	—	403,618	—	403,618
Short-Term Investments
Joint Repurchase Agreements	—	42,406	—	42,406
Other Investment Companies	1,967,585	—	—	1,967,585
Total Investments in Securities	$16,481,551	$9,930,129	—	$26,411,680

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2026, was as follows:
Country	% of Long-Term Investments
Australia	12.9
Belgium	3.7
Canada	22.1
France	3.4
Hong Kong	3.3
Italy	9.9
Japan	5.4
Singapore	2.6
South Africa	0.7
South Korea	7.9
United Kingdom	13.6
United States	14.5
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,244,804	$42,406	$2,279,474	$2,321,880
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	04/15/26-02/15/56
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.